Notes Payable (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020
Debt Disclosure [Abstract]
Schedule of Convertible Notes Payable and Related Debt Discount and Derivative Liability

At December 31, 2020, the Company’s convertible notes payable and related debt discount and derivative liability related to the notes which can be converted at discounted rates are summarized as follows:

Noteholder	Origination	Maturity	Interest	Balance	Debt Discount	Net amount of liabilities presented	Corresponding derivative balance
Noteholder A	02/12/19	02/11/20	8.0%	$388,889	$-	$388,889	$424,825
Noteholder A	03/15/19	03/14/20	8.0%	222,222	-	222,222	242,757
Noteholder A	04/05/19	04/04/20	8.0%	388,889	-	388,889	424,825
Noteholder A	08/05/19	08/05/20	12.0%	111,111	-	111,111	121,378
Noteholder C	Various		24.0%	2,001,000	(48,152)	1,952,848	1,577,648
Noteholder D	12/03/18	12/04/19	9.0%	163,700	-	163,700	129,066

				$3,275,811	$(48,152)	$3,227,659	$2,920,499

At September 30, 2020, the Company’s convertible notes payable and related debt discount and derivative liability are summarized as follows:

Noteholder	Origination	Maturity	Interest	Balance	Debt Discount	Net amount of liabilities presented	Corresponding derivative balance
Noteholder A	01/30/19	01/30/21	10.0%	$437,222	$(73,070)	$364,152	$1,190,002
Noteholder A	02/12/19	02/11/20	8.0%	388,889	-	388,889	647,591
Noteholder A	03/15/19	03/14/20	8.0%	222,222	-	222,222	370,051
Noteholder A	04/05/19	04/04/20	8.0%	388,889	-	388,889	647,591
Noteholder A	08/05/19	08/05/20	12.0%	111,111	(37,037)	74,074	185,026
Noteholder B	12/03/18	12/04/19	9.0%	262,500	-	262,500	232,108
Noteholder C	Various – see above		24.0%	2,001,000	(512,027)	1,488,973	1,862,542
Noteholder D	07/11/19	01/11/20	14.0%	158,900	-	158,900	151,491

				$3,970,733	$(622,134)	$3,348,599	$5,286,402

At September 30, 2019, the Company’s convertible notes payable and related debt discount and derivative liability are summarized as follows:

Noteholder	Origination	Maturity	Interest	Balance	Debt Discount	Net amount of liabilities presented	Corresponding derivative balance
Noteholder A	08/01/18	08/01/19	12.0%	$50,000	$-	$50,000	$61,285
Noteholder A	12/05/18	12/04/19	12.0%	166,667	(30,137)	136,530	206,048
Noteholder A	01/07/19	01/07/20	12.0%	111,111	(30,137)	80,974	138,146
Noteholder A	01/30/19	01/30/21	10.0%	437,222	(291,681)	145,541	682,336
Noteholder A	02/12/19	02/11/20	8.0%	388,889	(143,836)	245,053	505,078
Noteholder A	03/15/19	03/14/20	8.0%	222,222	(101,065)	121,157	300,457
Noteholder A	04/05/19	04/04/20	8.0%	388,889	(199,239)	189,650	550,493
Noteholder A	08/05/19	08/05/20	12.0%	111,111	(94,064)	17,047	168,659
Noteholder B	12/03/18	12/04/19	9.0%	250,000	(34,770)	215,260	91,773
Noteholder B	07/11/19	01/11/20	14.0%	200,000	(143,020)	56,980	168,028
				$2,326,111	$(1,067,949)	$1,258,192	$2,872,303

At September 30, 2020, the Company’s convertible notes payable and related debt discount and derivative liability are summarized as follows:

Noteholder	Origination	Maturity	Interest	Balance	Debt Discount	Net amount of liabilities presented	Corresponding derivative balance
Noteholder A	01/30/19	01/30/21	10.0%	$437,222	$(73,070)	$364,152	$1,190,002
Noteholder A	02/12/19	02/11/20	8.0%	388,889	-	388,889	647,591
Noteholder A	03/15/19	03/14/20	8.0%	222,222	-	222,222	370,051
Noteholder A	04/05/19	04/04/20	8.0%	388,889	-	388,889	647,591
Noteholder A	08/05/19	08/05/20	12.0%	111,111	(37,037)	74,074	185,026
Noteholder B	12/03/18	12/04/19	9.0%	262,500	-	262,500	232,108
Noteholder C	Various – see above		24.0%	2,001,000	(512,027)	1,488,973	1,862,542
Noteholder D	07/11/19	01/11/20	14.0%	158,900	-	158,900	151,491

				$3,970,733	$(622,134)	$3,348,599	$5,286,402

Schedule of Future Maturities of Notes Payable

The Company’s future maturities of all notes payable are as follows:

For the fiscal year ending
September 30,	Amount
2021	$5,654,560
2022	47,145
2023	178,159
2024	3,280
2025	3,405
Thereafter	141,264
$6,027,813

The Company’s future maturities of all notes payable are as follows:

For the fiscal year ended
September 30,	Amount
2021	$5,323,656
2022	47,147
2023	3,159
2024	3,280
2025	3,405
Thereafter	141,262
$5,521,909